Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table provides a summary of the “total compensation” of our principal executive officer (“PEO”) and our other named executive officers (the
“Non-PEO
NEOs”) as presented in the Summary Compensation Table (“SCT”), “Compensation Actually Paid,” calculated as prescribed by the SEC (“CAP”), to the PEO, the average CAP for the
Non-PEO
NEOs, total shareholder return (“TSR”), Net Income and the Company-selected financial measure of Net Revenue for 2023, 2022, 2021 and 2020. This disclosure has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our board of directors and compensation committee evaluate compensation decisions in light of company or individual performance. For discussion of how our board of directors and compensation committee seek to align pay with performance when making compensation decisions, please review the “Compensation Discussion and Analysis” section of this proxy statement.

Year	SCT total for PEO ($)(1)	Compensation actually paid to PEO ($)(2)	Average SCT total for Non-PEO NEOs ($)(3)	Average compensation actually paid to Non-PEO NEOs ($)(3)(4)	Value of initial fixed $100 investment(5) based on:		Net Income ($ millions)	Net Revenue ($ millions) (6)
					Total shareholder return ($)	Peer group total shareholder return ($)
2023	6,244,671	10,493,115	1,926,415	2,923,787	85.03	115.42	4.9	433.1
2022	6,010,057	(1,042,976)	1,299,168	(155,180)	55.93	111.27	15.5	450.9
2021	4,430,757	6,311,748	1,279,645	1,875,058	192.10	124.89	94.2	467.4
2020	2,541,209	5,102,714	975,076	2,043,737	156.55	125.69	17.2	338.3

(1)	The PEO is Gary S. Gillheeney, Sr.
(2)
To calculate CAP for the PEO, the following adjustments were made to SCT total compensation, calculated in accordance with Item 402(v) of Regulation
S-K
for each year shown (with equity values calculated in accordance with ASC 718):

Fiscal Year (FY)	SCT Stock Award Value & Option Award Value ($)	Fair Value of FY Equity Awards at FYE($)(i)	Change in Value of Prior Years’ Awards Unvested at FYE ($)(ii)	Change in Value of Prior Years’ Awards that Vested in FY($)(iii)	Fair Value of Awards Forfeited in FY($)	Dividends Paid in FY on Unvested Awards($)	Net Adjustment to SCT Total to Calculate CAP($)
2023	(4,495,158)	7,257,783	1,470,247	15,572	—	—	4,248,444

(i)	Valued at the fiscal year end (FYE).
(ii)	Valued as of the prior FYE and as of the current FYE.
(iii)	Valued as of the prior FYE and as of the vesting date.
(3)
The
Non-PEO
NEOs represent the following individuals for each of the years shown: David Francisco (other than 2020), Chief Financial Officer and principal financial and accounting officer, Patrick Bilbo, Chief Operating Officer, Lori Freedman, Chief Administrative and Legal Officer, and Brian Grow, Chief Commercial Officer.

(4)
To calculate average CAP for the
Non-PEO
NEOs, the following adjustments were made to SCT total compensation, calculated in accordance with Item 402(v) of Regulation
S-K
for each year shown (with equity values calculated in accordance with ASC 718):

Fiscal Year (FY)	SCT Stock Award Value & Option Award Value ($)	Fair Value of FY Equity Awards at FYE($)(i)	Change in Value of Prior Years’ Awards Unvested at FYE ($)(ii)	Change in Value of Prior Years’ Awards that Vested in FY($)(iii)	Fair Value of Awards Forfeited in FY ($)	Dividends Paid in FY on Unvested Awards ($)	Net Adjustment to SCT Total to Calculate CAP($)
2023	(1,175,567)	1,901,866	276,222	(5,149)	—	—	997,372

(i)	Valued at the FYE.
(ii)	Valued as of the prior FYE and as of the current FYE.
(iii)	Valued as of the prior FYE and as of the vesting date.
(5)
The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(6)
Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2023 to our company’s performance, is Net Revenue.

Company Selected Measure Name	Net Revenue
Named Executive Officers, Footnote	The
Non-PEO
	NEOs represent the following individuals for each of the years shown: David Francisco (other than 2020), Chief Financial Officer and principal financial and accounting officer, Patrick Bilbo, Chief Operating Officer, Lori Freedman, Chief Administrative and Legal Officer, and Brian Grow, Chief Commercial Officer.
Peer Group Issuers, Footnote
(5)
The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 6,244,671	$ 6,010,057	$ 4,430,757	$ 2,541,209
PEO Actually Paid Compensation Amount	$ 10,493,115	(1,042,976)	6,311,748	5,102,714
Adjustment To PEO Compensation, Footnote
(2)
To calculate CAP for the PEO, the following adjustments were made to SCT total compensation, calculated in accordance with Item 402(v) of Regulation
S-K
for each year shown (with equity values calculated in accordance with ASC 718):

Fiscal Year (FY)	SCT Stock Award Value & Option Award Value ($)	Fair Value of FY Equity Awards at FYE($)(i)	Change in Value of Prior Years’ Awards Unvested at FYE ($)(ii)	Change in Value of Prior Years’ Awards that Vested in FY($)(iii)	Fair Value of Awards Forfeited in FY($)	Dividends Paid in FY on Unvested Awards($)	Net Adjustment to SCT Total to Calculate CAP($)
2023	(4,495,158)	7,257,783	1,470,247	15,572	—	—	4,248,444

(i)	Valued at the fiscal year end (FYE).
(ii)	Valued as of the prior FYE and as of the current FYE.
(iii)	Valued as of the prior FYE and as of the vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 1,926,415	1,299,168	1,279,645	975,076
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,923,787	(155,180)	1,875,058	2,043,737
Adjustment to Non-PEO NEO Compensation Footnote
(4)
To calculate average CAP for the
Non-PEO
NEOs, the following adjustments were made to SCT total compensation, calculated in accordance with Item 402(v) of Regulation
S-K
for each year shown (with equity values calculated in accordance with ASC 718):

Fiscal Year (FY)	SCT Stock Award Value & Option Award Value ($)	Fair Value of FY Equity Awards at FYE($)(i)	Change in Value of Prior Years’ Awards Unvested at FYE ($)(ii)	Change in Value of Prior Years’ Awards that Vested in FY($)(iii)	Fair Value of Awards Forfeited in FY ($)	Dividends Paid in FY on Unvested Awards ($)	Net Adjustment to SCT Total to Calculate CAP($)
2023	(1,175,567)	1,901,866	276,222	(5,149)	—	—	997,372

(i)	Valued at the FYE.
(ii)	Valued as of the prior FYE and as of the current FYE.
(iii)	Valued as of the prior FYE and as of the vesting date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Required Tabular Disclosure of Most Important Performance Measures
The most important financial performance measures used by the company to link CAP to the company’s NEOs for the most recently completed fiscal year to the Company’s performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis.”

•	Net revenue

•	Gross margin percentage

•	Adjusted EBITDA, a non-GAAP measure

Total Shareholder Return Amount	$ 85.03	55.93	192.1	156.55
Peer Group Total Shareholder Return Amount	115.42	111.27	124.89	125.69
Net Income (Loss)	$ 4,900,000	$ 15,500,000	$ 94,200,000	$ 17,200,000
Company Selected Measure Amount	433,100,000	450,900,000	467,400,000	338,300,000
PEO Name	Gary S. Gillheeney, Sr.
Measure:: 1
Pay vs Performance Disclosure
Name	Net revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Gross margin percentage
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | SCT Stock Award Value Option Award Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,495,158)
PEO | Fair Value of FY Equity Awards at FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,257,783
PEO | Change in Value of Prior Years Awards Unvested at FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,470,247
PEO | Change in Value of Prior Years Awards that Vested in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,572
PEO | Fair Value of Awards Forfeited in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends Paid in FY on Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Net Adjustment to SCT Total to Calculate CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,248,444
Non-PEO NEO | SCT Stock Award Value Option Award Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,175,567)
Non-PEO NEO | Fair Value of FY Equity Awards at FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,901,866
Non-PEO NEO | Change in Value of Prior Years Awards Unvested at FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	276,222
Non-PEO NEO | Change in Value of Prior Years Awards that Vested in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,149)
Non-PEO NEO | Fair Value of Awards Forfeited in FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends Paid in FY on Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Net Adjustment to SCT Total to Calculate CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 997,372